Consolidated Schedule of Investments (unaudited)	iShares® India 50 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.3%
Bajaj Auto Ltd.(a)	96,514	$5,372,945
Eicher Motors Ltd.(a)	103,539	3,725,935
Hero MotoCorp Ltd.	96,186	3,758,902
Mahindra & Mahindra Ltd.	709,903	7,442,889
Maruti Suzuki India Ltd.	98,580	9,982,559
Tata Motors Ltd.(a)	1,328,978	6,095,401
		36,378,631
Banks — 25.8%
Axis Bank Ltd.(a)	1,906,608	19,243,720
HDFC Bank Ltd.	3,236,461	65,369,555
ICICI Bank Ltd.(a)	5,134,261	43,710,140
IndusInd Bank Ltd.(a)	446,977	6,129,530
Kotak Mahindra Bank Ltd.(a)	1,088,368	25,017,266
State Bank of IndiA	2,849,148	16,107,814
Yes Bank Ltd., NVS,
(Acquired 03/16/20, Cost: $3,310,481)(b)	1,741,097	262,959
Yes Bank Ltd.(a)	46,465	8,477
		175,849,461
Chemicals — 2.6%
Asian Paints Ltd.	334,478	13,484,483
UPL Ltd.	406,913	4,348,017
		17,832,500
Construction & Engineering — 2.7%
Larsen & Toubro Ltd.	896,325	18,126,530

Construction Materials — 2.5%
Grasim Industries Ltd.	283,287	5,720,740
Shree Cement Ltd.(a)	9,913	3,672,347
UltraTech Cement Ltd.	85,562	7,808,844
		17,201,931
Consumer Finance — 2.3%
Bajaj Finance Ltd.(a)	196,746	15,957,824

Diversified Financial Services — 1.1%
Bajaj Finserv Ltd.(a)	44,920	7,330,649

Electric Utilities — 0.9%
Power Grid Corp. of India Ltd.	1,905,275	5,963,444

Food Products — 2.2%
Britannia Industries Ltd.	87,693	4,309,476
Nestle India Ltd.	26,485	6,289,022
Tata Consumer Products Ltd.	443,561	4,506,040
		15,104,538
Household Products — 3.2%
Hindustan Unilever Ltd.	662,610	22,055,822

Independent Power and Renewable Electricity Producers — 0.8%
NTPC Ltd.	3,528,651	5,533,152

Insurance — 1.5%
HDFC Life Insurance Co. Ltd.(c)	615,054	5,685,286
SBI Life Insurance Co. Ltd.(c)	325,866	4,425,661
		10,110,947
IT Services — 17.3%
HCL Technologies Ltd.	805,331	10,668,936
Infosys Ltd.	2,751,094	58,199,359
Tata Consultancy Services Ltd.	768,769	34,644,988
Tech Mahindra Ltd.	459,415	6,778,995
Security	Shares/ Par		Value

IT Services (continued)
Wipro Ltd.		1,098,326	$8,060,562
			118,352,840
Life Sciences Tools & Services — 0.8%
Divi’s Laboratories Ltd.(a)		94,547	5,610,978

Metals & Mining — 3.1%
Hindalco Industries Ltd.		1,081,710	5,429,862
JSW Steel Ltd.		717,850	6,621,026
Tata Steel Ltd.		579,689	9,121,010
			21,171,898
Oil, Gas & Consumable Fuels — 12.1%
Bharat Petroleum Corp. Ltd.		691,060	4,360,348
Coal India Ltd.		1,546,099	3,053,568
Indian Oil Corp. Ltd.		1,895,261	2,755,496
Oil & Natural Gas Corp. Ltd.		2,706,007	4,294,495
Reliance Industries Ltd.		2,398,143	68,194,455
			82,658,362
Pharmaceuticals — 2.8%
Cipla Ltd.(a)		376,851	4,930,536
Dr. Reddy’s Laboratories Ltd.		90,293	6,602,057
Sun Pharmaceutical Industries Ltd.		799,999	7,275,804
			18,808,397
Textiles, Apparel & Luxury Goods — 1.1%
Titan Co. Ltd.		309,076	7,213,672

Thrifts & Mortgage Finance — 6.5%
Housing Development Finance Corp. Ltd.		1,336,814	44,613,694

Tobacco — 2.6%
ITC Ltd.		6,481,988	17,703,237

Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.		541,939	5,140,328

Wireless Telecommunication Services — 1.8%
Bharti Airtel Ltd.		1,752,147	12,408,241

Total Common Stocks — 99.8%
(Cost: $282,160,826)			681,127,076

Corporate Bonds & Notes

Food Products — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24	INR	2,543,097	34,602
Total Corporate Bonds & Notes — 0.0%
(Cost: $34,946)			34,602

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)		17,530,000	17,530,000

Total Short-Term Investments — 2.6%
(Cost: $17,530,000)			17,530,000

Total Investments in Securities — 102.4%
(Cost: $299,725,772)			698,691,678

Other Assets, Less Liabilities — (2.4)%			(16,377,698)

Net Assets — 100.0%			$682,313,980

(a)	Non-income producing security.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
June 30, 2021

(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $262,959, representing less than 0.05% of its net assets as of period end, and an original cost of $3,310,481.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,980,000	$7,550,000	(a)	$—	$—	$—	$17,530,000	17,530,000	$401	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	17	07/29/21	$535	$(4,045)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$—	$681,127,076	$—	$681,127,076
Corporate Bonds & Notes	—	34,602	—	34,602
Money Market Funds	17,530,000	—	—	17,530,000
	$17,530,000	$681,161,678	$—	$698,691,678
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,045)	$—	$—	$(4,045)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Consolidated Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
June 30, 2021

Currency Abbreviations

INR	Indian Rupee

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